DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details - Net effect of derivatives) - Cost Of Revenues [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interim Period, Costs Not Allocable [Line Items]
Derivative gain (loss) on derivative	$ 1,037	$ 27	$ 831
Derivative gain (loss) on derivative	$ (1,037)	$ (27)	$ (831)